SHORT-TERM BANK CREDIT	12 Months Ended
Dec. 31, 2018
Short-term Debt [Abstract]
SHORT-TERM BANK CREDIT
NOTE 8:-	SHORT-TERM BANK CREDIT

a.	Short-term bank credit and loans are classified as follows:

		Weighted average interest
	Currency	December 31,		December 31,
		2018	2017	2018	2017
		%

Short-term bank credit	CAD	4.20	3.20	$7,567	$4,191

b.
As of  December 31, 2018 and 2017, the Company had short-term and revolving credit lines of approximately $13,406 and $14,560 (out of which $7,567 and  $4,191 respectively were utilized as presented in the table above), respectively, from Israeli and Canadian banks. The Company's current credit lines, if not extended, will expire in December 2019 in the Israeli banks and in April 2021 in the Canadian bank.